Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Goodwill, gross	$ 2,038	$ 2,038	$ 2,038
Accumulated impairment losses	(1,714)	(1,714)	(1,714)
Goodwill, net	$ 324	$ 324	$ 324